Performance Management - Popular High Grade Fixed-Income Fund	Oct. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The information below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index (“Benchmark Index”), the Fund’s performance index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the gross dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting https://www.popularfunds.com/high-grade-fixed-income-fund or can be obtained by phone at (888) 855-1034.

The Fund’s financial performance included in this Prospectus includes the Fund’s performance from a period when the Fund was not subject to the restrictions of a United States registered investment company that is subject to the requirements of the 1940 Act.

The Benchmark Index is designed to measure the performance of investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges.
Bar Chart [Heading]	Class A Shares ANNUAL TOTAL RETURNS Popular High Grade Fixed-Income Fund, Inc. As of 12/31
Bar Chart Closing [Text Block]

During the ten-year period shown in the bar chart, the highest return for a quarter was 8.81% (quarter ended December 31, 2023) and the lowest return for a quarter was -6.64% (quarter ended September 30, 2022). The year-to-date return as of September 30, 2026 was -4.08%.

Performance Table Heading	For the periods ended 12/31/2025 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	Returns After Taxes are calculated using the historical highest individual federal marginal income tax rates.
Performance Table Not Relevant to Tax Deferred	After-tax returns do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A Shares only, and the after-tax returns for Class I Institutional Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Reflects no deductions for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.popularfunds.com/high-grade-fixed-income-fund
Performance Availability Phone [Text]	(888) 855-1034
Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(4.08%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	8.81%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(6.64%)
Lowest Quarterly Return, Date	Sep. 30, 2022